Discontinued Operations (Schedule of Operating Results Related to Company's Discontinued Operations) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Discontinued Operations And Disposal Groups [Abstract]
Net sales	$ 115	$ 123	$ 107
Cost of products sold	(122)	(121)	(106)
Gross margin	(7)	2	1
Selling, general and administrative expenses	(6)	(6)	(5)
Adjustment of assets to fair value	(7)
Other expense, net		(1)
Loss before income taxes	(20)	(3)	(4)
Income tax expense
Loss from discontinued operations, net of income taxes	$ (20)	$ (3)	$ (4)